UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Active Global
Quality Income ETF
AGQI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$45	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$55,960,555
Total number of portfolio holdings	33
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Alphabet, Inc., Class C	4.3%
Chevron Corp.	4.2%
Samsung Electronics Co., Ltd.	4.2%
Carlsberg A/S, Class B	4.0%
BAE Systems PLC	3.8%
Rio Tinto PLC	3.7%
Tokyo Electron Ltd.	3.5%
Coca-Cola (The) Co.	3.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AGQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Global Quality Income ETF (AGQI)

FT Energy Income Partners Enhanced Income ETF
EIPI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026
This semi-annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$58(1)	1.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$1,052,418,750
Total number of portfolio holdings	126
Portfolio turnover rate	74%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	7.9%
Energy Transfer, L.P.	6.5%
MPLX, L.P.	4.4%
Kinder Morgan, Inc.	3.9%
Williams (The) Cos., Inc.	3.1%
ONEOK, Inc.	2.8%
National Fuel Gas Co.	2.5%
Duke Energy Corp.	2.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.4%
Shell PLC, ADR	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EIPI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Energy Income Partners Enhanced Income ETF (EIPI)

FT Confluence BDC & Specialty Finance Income ETF

FBDC | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2026

This semi-annual shareholder report contains important information about the FT Confluence BDC & Specialty Finance Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBDC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Confluence BDC & Specialty Finance Income ETF	$46(1)	0.95%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$34,302,782
Total number of portfolio holdings	21
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Main Street Capital Corp.	11.5%
Ares Capital Corp.	10.6%
Hercules Capital, Inc.	10.3%
Golub Capital BDC, Inc.	9.6%
Blackstone Secured Lending Fund	8.1%
Sixth Street Specialty Lending, Inc.	7.9%
Blue Owl Capital Corp.	6.6%
Barings BDC, Inc.	5.1%
New Mountain Finance Corp.	4.6%
Capital Southwest Corp.	4.5%
Industry Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBDC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Confluence BDC & Specialty Finance Income ETF (FBDC)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2026

First Trust Exchange-Traded Fund VIII

First Trust Active Global Quality Income ETF (AGQI)
Janus Henderson Investors US LLC

First Trust Active Global Quality Income ETF (AGQI)
Semi-Annual Financial Statements and Other Information
May 31, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Active Global Quality Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 3.8%
79,015	BAE Systems PLC (GBP)	$2,152,652
	Banks — 8.0%
31,157	Bank of America Corp.	1,607,701
7,942	PNC Financial Services Group (The), Inc.	1,756,135
37,200	United Overseas Bank Ltd. (SGD)	1,095,961
		4,459,797
	Beverages — 7.6%
17,056	Carlsberg A/S, Class B (DKK)	2,292,854
24,874	Coca-Cola (The) Co.	1,965,295
		4,258,149
	Capital Markets — 2.8%
5,703	CME Group, Inc.	1,559,999
	Electrical Equipment — 3.5%
6,212	Schneider Electric SE (EUR)	1,955,968
	Health Care Equipment & Supplies — 1.3%
9,599	Medtronic PLC	708,502
	Household Durables — 2.5%
65,550	Sony Group Corp. (JPY)	1,417,475
	Household Products — 3.3%
12,949	Procter & Gamble (The) Co.	1,858,959
	Insurance — 3.2%
169,889	AIA Group Ltd. (HKD)	1,783,023
	Interactive Media & Services — 4.4%
6,506	Alphabet, Inc., Class C	2,449,054
	Machinery — 3.6%
29,631	Daimler Truck Holding AG (EUR)	1,456,769
13,100	Komatsu Ltd. (JPY)	540,977
		1,997,746
	Metals & Mining — 5.3%
13,292	Freeport-McMoRan, Inc.	873,417
19,461	Rio Tinto PLC (GBP)	2,088,252
		2,961,669
	Multi-Utilities — 2.1%
13,442	Sempra	1,198,086
	Oil, Gas & Consumable Fuels — 7.7%
13,175	Chevron Corp.	2,403,910
14,154	EOG Resources, Inc.	1,887,861
		4,291,771
Shares	Description	Value

	Pharmaceuticals — 5.2%
5,938	AstraZeneca PLC (GBP)	$1,103,699
8,108	Johnson & Johnson	1,826,976
		2,930,675
	Semiconductors & Semiconductor Equipment — 8.5%
36,334	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	2,731,531
6,100	Tokyo Electron Ltd. (JPY)	2,007,735
		4,739,266
	Software — 5.2%
6,529	Microsoft Corp.	2,939,617
	Specialty Retail — 2.3%
3,981	Home Depot (The), Inc.	1,262,534
	Technology Hardware, Storage & Peripherals — 6.9%
139,878	Quanta Computer, Inc. (TWD)	1,513,739
17,682	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	2,375,982
		3,889,721
	Textiles, Apparel & Luxury Goods — 6.5%
8,947	Cie Financiere Richemont S.A., Class A (CHF)	1,936,005
3,115	LVMH Moet Hennessy Louis Vuitton SE (EUR)	1,718,747
		3,654,752
	Tobacco — 3.4%
30,408	British American Tobacco PLC (GBP)	1,880,025
	Wireless Telecommunication Services — 2.1%
67,500	KDDI Corp. (JPY)	1,160,636
	Total Common Stocks	55,510,076
	(Cost $44,846,232)
MONEY MARKET FUNDS — 2.1%
1,174,478	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (b)	1,174,478
	(Cost $1,174,478)

	Total Investments — 101.3%	56,684,554
	(Cost $46,020,710)
	Net Other Assets and Liabilities — (1.3)%	(723,999)
	Net Assets — 100.0%	$55,960,555

See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	44.9%
GBP	12.8
EUR	9.1
JPY	9.0
TWD	7.5
KRW	4.2
DKK	4.0
CHF	3.4
HKD	3.2
SGD	1.9
Total	100.0%

Country Allocation†	% of Net Assets
United States	44.2%
United Kingdom	12.9
Japan	9.2
Taiwan	7.6
France	6.6
South Korea	4.2
Denmark	4.1
Switzerland	3.5
Hong Kong	3.2
Germany	2.6
Singapore	1.9
Ireland	1.3
Total Investments	101.3
Net Other Assets and Liabilities	(1.3)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,510,076	$55,510,076	$—	$—
Money Market Funds	1,174,478	1,174,478	—	—
Total Investments	$56,684,554	$56,684,554	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$56,684,554
Cash	71,679
Foreign currency, at value	1,379,118
Receivables:
Investment securities sold	2,041,134
Reclaims	926,686
Dividends	153,107
Total Assets	61,256,278

LIABILITIES:
Payables:
Investment securities purchased	3,134,548
IRS closing agreement	2,120,798
Investment advisory fees	40,377
Total Liabilities	5,295,723
NET ASSETS	$55,960,555

NET ASSETS consist of:
Paid-in capital	$114,184,018
Par value	30,819
Accumulated distributable earnings (loss)	(58,254,282)
NET ASSETS	$55,960,555
NET ASSET VALUE, per share	$18.16
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,081,908
Investments, at cost	$46,020,710
Foreign currency, at cost (proceeds)	$1,379,118
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statement of Operations
For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$884,286
Foreign withholding tax	(153,388)
Total investment income	730,898

EXPENSES:
Investment advisory fees	242,049
Total expenses	242,049
NET INVESTMENT INCOME (LOSS)	488,849

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,083,892
In-kind redemptions	1,199,249
Foreign currency transactions	14,509
Net realized gain (loss)	4,297,650
Net change in unrealized appreciation (depreciation) on:
Investments	1,539,974
Foreign currency translation	5,340
Net change in unrealized appreciation (depreciation)	1,545,314
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,842,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,331,813
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2026 (Unaudited)	Year Ended 11/30/2025
OPERATIONS:
Net investment income (loss)	$488,849	$1,583,137
Net realized gain (loss)	4,297,650	4,727,025
Net change in unrealized appreciation (depreciation)	1,545,314	3,564,098
Net increase (decrease) in net assets resulting from operations	6,331,813	9,874,260

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(531,557)	(1,272,644)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—
Cost of shares redeemed	(6,915,589)	(9,506,937)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,915,589)	(9,506,937)
Total increase (decrease) in net assets	(1,115,333)	(905,321)

NET ASSETS:
Beginning of period	57,075,888	57,981,209
End of period	$55,960,555	$57,075,888

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,481,908	4,131,908
Shares sold	—	—
Shares redeemed	(400,000)	(650,000)
Shares outstanding, end of period	3,081,908	3,481,908
See Notes to Financial Statements

First Trust Active Global Quality Income ETF (AGQI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2026 (Unaudited)	Year Ended		Period Ended 11/30/2023 (a)	Year Ended December 31,
		11/30/2025	11/30/2024		2022 (a)	2021 (a)	2020 (a)
Net asset value, beginning of period	$16.39	$14.03	$12.80	$12.87	$15.14	$13.67	$16.18
Income from investment operations:
Net investment income (loss)	0.15 (b)	0.42 (b)	0.14 (b)	0.35 (b)	0.56	0.62	0.35
Net realized and unrealized gain (loss)	1.78	2.28	1.39	0.35	(2.11)	1.57	(1.90)
Total from investment operations	1.93	2.70	1.53	0.70	(1.55)	2.19	(1.55)
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.34)	(0.30)	(0.77)	(0.51)	(0.70)	(0.41)
Return of capital	—	—	—	—	(0.21)	(0.02)	(0.55)
Total distributions	(0.16)	(0.34)	(0.30)	(0.77)	(0.72)	(0.72)	(0.96)
Net asset value, end of period	$18.16	$16.39	$14.03	$12.80	$12.87	$15.14	$13.67
Total return (c)	11.85%	19.52%	11.96%	5.67%	(9.56)%	17.01%	(7.79)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,961	$57,076	$57,981	$113,651	$221,838	$260,878	$235,505
Ratio of total expenses to average net assets	0.85% (d)	0.43% (e)	2.27% (f)	3.46% (d)	2.32%	1.93%	2.15%
Ratio of net expenses to average net assets excluding interest expense	0.85% (d)	0.43% (e)	2.27% (f)	2.05% (d)	1.69%	1.64%	1.71%
Ratio of net investment income (loss) to average net assets	1.72% (d)	2.83%	0.97%	2.84% (d)	4.26%	4.23%	2.82%
Portfolio turnover rate (g)	40%	64%	50%	77%	22%	33%	43%

Indebtedness:
Total loans outstanding (in 000’s)	$—	$—	$—	$—	$73,139	$75,882	$79,232
Asset coverage per $1,000 of indebtedness (h)	$—	$—	$—	$—	$4,033	$4,438	$3,972

(a)	Results for periods prior to November 21, 2023 are for First Trust Dynamic Europe Equity Income Fund.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to November 21, 2023, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment
Plan of First Trust Dynamic Europe Equity Income Fund. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Includes payment received from insurance during the fiscal year ended November 30, 2025 related to extraordinary legal fees paid by the Fund during the fiscal year ended November 30, 2024 and the fiscal period ended November 30, 2023. If the insurance payment had not been received, the expense ratio would have been 0.85%.

(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.85%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Active Global Quality Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “AGQI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks income with the potential for capital growth over the long-term. Under normal market conditions, the Fund seeks to invest primarily in income-producing equity securities. Such equity securities may include common stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), preferred securities and real estate investment trusts. The Fund invests in U.S. and non-U.S. issuers and will typically invest at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$1,272,644
Capital gains	—
Return of capital	—

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
As of November 30, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$341,136
Accumulated capital and other gain (loss)	(73,596,397)
Net unrealized appreciation (depreciation)	9,200,723
E. Income and Other Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2022, the taxable period ended 2023, and the taxable years ended 2024 and 2025 remain open to federal and state audit. As of May 31, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
During the six months ended May 31, 2026, the Fund incurred a payable in the amount of $2,120,798 shown as “IRS closing agreement” on the Statement of Assets and Liabilities. This payable is in anticipation of IRS closing agreement pursuant to IRS Notice 2016-10 for European Union discriminatory reclaim refunds received in excess of qualified foreign tax credits during the six months ended May 31, 2026.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2025, for federal income tax purposes, the Fund had $73,596,397 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the taxable year ended November 30, 2025, the Fund utilized $3,462,448 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2025, the Fund had no net late year ordinary or capital losses.
As of May 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$46,020,710	$11,244,773	$(580,929)	$10,663,844
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Janus Henderson Investors US LLC (“Janus Henderson”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Janus Henderson, First Trust will supervise Janus Henderson and its management of the investment of the Fund’s assets and will pay Janus Henderson for its services as the Fund’s sub-advisor a sub-advisory fee equal to 50% the monthly unitary management fee paid to the Advisor, less Janus Henderson’s 50% share of the Fund’s expenses for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $22,662,568 and $23,250,862, respectively.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $6,259,674, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Janus Henderson Group Ltd. (formerly, Janus Henderson Group plc) (“Janus Henderson Group”) is the parent company of Janus Henderson, the Fund’s sub-advisor. On June 30, 2026, Janus Henderson Group was acquired by Jupiter Company Limited, a company incorporated in Jersey (“Jupiter”), in a take-private transaction (the “Transaction”). Jupiter, formed for the purpose of completing the Transaction, is owned by, among others, funds affiliated with Trian Fund Management, L.P. and funds affiliated with General Catalyst Group Management, LLC. As a result of the Transaction, Janus Henderson Group is a wholly-owned subsidiary of Jupiter. Janus Henderson remains an indirect wholly-owned subsidiary of Janus Henderson Group. The closing of the Transaction may be deemed an “assignment” (as defined in the 1940 Act), resulting in the automatic termination of the Fund’s prior Investment Sub-Advisory Agreement. In anticipation of the Transaction and the termination of the prior Investment Sub-Advisory Agreement, at a meeting held on April 13, 2026, the Board of Trustees approved an interim Investment Sub-Advisory Agreement with Janus Henderson for the Fund which is currently in effect and will remain in effect for a maximum period of 150 days from its effective date. Further, at a meeting held on June 7-8, 2026, the Board of Trustees approved a new Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and Janus Henderson (the “New Sub-Advisory Agreement”), subject to shareholder approval. In addition, subject to shareholder approval, the Board of Trustees approved a “manager of managers” structure for the Fund (the “Manager of Managers Structure”). In general terms, if implemented, the Manager of Managers Structure would permit the Trust and the Advisor, subject to approval by the Board of Trustees, to enter into and materially amend investment sub-advisory agreements for the Fund without obtaining shareholder approval. The New Sub-Advisory Agreement and the Manager of Managers Structure will be submitted to the shareholders of the Fund for approval at a special meeting of shareholders of the Fund. There can be no assurance that the necessary percentage of shareholders will vote to approve the New Sub-Advisory Agreement or the Manager of Managers Structure.

Other Information
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved an Interim Investment Sub-Advisory Agreement (the “Interim Agreement”) among the Trust on behalf of the First Trust Active Global Quality Income ETF (the “Fund”), First Trust Advisors L.P. (the “Advisor”) and Janus Henderson Investors US LLC (the “Sub-Advisor”). The Board approved the Interim Agreement at a special meeting held on April 13, 2026. The Board determined that approval of the Interim Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Sub-Advisor currently serves as investment sub-advisor to the Fund pursuant to an Investment Sub-Advisory Agreement (the “Current Agreement”) among the Trust on behalf of the Fund, the Advisor and the Sub-Advisor. In February 2026, the Board was informed that the Sub-Advisor’s parent company, Janus Henderson Group plc, intended to enter into an agreement to be acquired by Trian Fund Management, L.P. and its affiliated funds (“Trian”), and General Catalyst Group Management, LLC and its affiliated funds (“General Catalyst”) (the “Transaction”). The Board was informed that the consummation of the Transaction would result in an “assignment” of the Current Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”), and as a result, the Current Agreement would terminate pursuant to its terms and the requirements of the 1940 Act. The Interim Agreement was proposed to the Board in connection with the Transaction to provide for the continuous management of the Fund by the Sub-Advisor following the consummation of the Transaction. The Board noted that the Interim Agreement would remain in effect until the earlier of 150 days from the consummation of the Transaction or shareholder approval of a new investment sub-advisory agreement among the Trust on behalf of the Fund, the Advisor and the Sub-Advisor.
To reach its determination in approving the Interim Agreement for the Fund, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At the meeting held on April 13, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc., an independent source; the nature of expenses incurred in providing services to the Fund and the potential for the Sub-Advisor to realize economies of scale, if any; financial data for the Sub-Advisor; any indirect benefits to the Sub-Advisor; information on the Sub-Advisor’s compliance program; information about Trian and General Catalyst; and the structure and details of the Transaction and its expected impact on the Sub-Advisor’s management of the Fund. The Board reviewed the materials with the Advisor and the Sub-Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Sub-Advisor. The Board applied its business judgment to determine whether the arrangement among the Trust on behalf of the Fund, the Advisor and the Sub-Advisor would be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Interim Agreement, the Board had received sufficient information to approve the Interim Agreement.
In reviewing the Interim Agreement, the Board considered the nature, extent and quality of the services to be provided by the Sub-Advisor under the Interim Agreement, which are not expected to materially change from the services already provided under the

Other Information (Continued)
First Trust Active Global Quality Income ETF (AGQI)
May 31, 2026 (Unaudited)
Current Agreement. The Board reviewed the materials provided by the Sub-Advisor and considered the services that it would continue to provide to the Fund, including its day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted that the same portfolio management team currently providing sub-advisory services to the Fund under the Current Agreement would continue to provide services to the Fund under the Interim Agreement. The Board also noted the Sub-Advisor’s representation that the Sub-Advisor did not expect any impact to its client service as a result of the Transaction and that the Sub-Advisor anticipates no changes to the key personnel or other employees who provide services to the Fund, including compliance personnel. The Board noted that the Fund is an actively-managed exchange-traded fund and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the April 13, 2026 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor’s day-to-day management of the Fund’s investments. In considering the Sub-Advisor’s management of the Fund, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Sub-Advisor under the Interim Agreement are expected to be satisfactory.
The Board considered the sub-advisory fee rate to be payable under the Interim Agreement for the services provided, noting that it would be the same as the sub-advisory fee rate paid under the Current Agreement and therefore, as required by Rule 15a-4 under the 1940 Act, the sub-advisory fee under the Interim Agreement would be no greater than the fee under the Current Agreement. The Board noted that the sub-advisory fee would be paid by the Advisor from its unitary fee. In connection with its deliberations regarding the Interim Agreement, the Board noted that, based on information provided by the Advisor and the Sub-Advisor, with the exception of the effective and termination dates and any provisions of the Interim Agreement required by Rule 15a-4 under the 1940 Act, any differences in the terms and conditions of the Interim Agreement and the terms and conditions of the Current Agreement were immaterial.
Because the same portfolio management team that currently manages the Fund’s investment portfolio under the Current Agreement will continue to manage the Fund’s investment portfolio under the Interim Agreement, the Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board also received and reviewed information comparing the Fund’s performance for the one-year period ended December 31, 2025 to the performance of the funds in the Performance Universe and to that of a benchmark index. The Board noted the Sub-Advisor’s discussion of the Fund’s performance at the April 13, 2026 meeting.
On the basis of all the information provided on the sub-advisory fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the sub-advisory fee rate for the Fund was reasonable and appropriate in light of the nature, extent and quality of the services expected to be provided by the Sub-Advisor to the Fund under the Interim Agreement.
The Board considered the Sub-Advisor’s statements that the expenses incurred by the Sub-Advisor are primarily fixed, and that the Sub-Advisor believes that fixed expenses will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for the Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the expected profitability of the Sub-Advisor with respect to the Fund. The Board concluded that a profitability analysis for the Advisor was more relevant. The Board considered indirect benefits that may be realized by the Sub-Advisor from its relationship with the Fund and noted that, in respect to the Fund, the Sub-Advisor pays for research from its own profits and losses (hard dollars) and does not use soft dollars. The Board also noted certain additional indirect benefits identified by the Sub-Advisor deriving from its association with the Advisor. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not expected to be unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Interim Agreement were fair and reasonable and that approval of the Interim Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2026

First Trust Exchange-Traded Fund VIII

FT Energy Income Partners Enhanced Income ETF (EIPI)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Semi-Annual Financial Statements and Other Information
May 31, 2026
Performance and Risk Disclosure
There is no assurance that FT Energy Income Partners Enhanced Income ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 71.8%
	Commercial Services & Supplies — 1.0%
400,000	Tetra Tech, Inc.	$10,996,000
	Construction & Engineering — 0.6%
111,893	Fluor Corp. (b) (c)	5,120,224
2,144	Quanta Services, Inc.	1,525,949
		6,646,173
	Electric Utilities — 15.4%
128,919	American Electric Power Co., Inc. (b)	16,330,170
37,118	Constellation Energy Corp. (b)	10,680,704
208,862	Duke Energy Corp. (b)	25,633,633
184,566	Entergy Corp. (b)	20,126,922
100,789	Evergy, Inc.	8,268,730
242,958	FirstEnergy Corp. (b)	11,270,822
17,001	IDACORP, Inc.	2,384,730
154,077	NextEra Energy, Inc. (b)	13,406,240
227,075	OGE Energy Corp.	10,724,752
102,014	PG&E Corp. (b)	1,666,909
273,359	PPL Corp.	9,674,175
223,851	Southern (The) Co. (b)	20,605,485
141,570	Xcel Energy, Inc.	11,254,815
		162,028,087
	Electrical Equipment — 1.4%
15,480	EnerSys	3,528,975
41,490	Generac Holdings, Inc. (b) (c)	11,530,486
		15,059,461
	Energy Equipment & Services — 6.0%
155,185	Archrock, Inc. (b)	5,197,146
203,807	Baker Hughes Co. (b)	13,019,191
84,404	Cactus, Inc., Class A	4,898,808
200,000	CES Energy Solutions Corp. (CAD)	2,512,603
100,000	Enerflex Ltd. (CAD)	2,500,997
241,321	Halliburton Co. (b)	9,375,321
70,000	Helmerich & Payne, Inc.	2,670,500
224,992	NOV, Inc.	4,490,840
190,732	SLB Ltd. (b)	10,404,431
135,987	Technip Energies NV, ADR (d)	5,631,222
45,000	Tenaris S.A., ADR	2,741,850
		63,442,909
	Gas Utilities — 5.7%
168,746	AltaGas Ltd. (CAD)	6,566,730
11,054	Atmos Energy Corp.	1,869,563
347,709	National Fuel Gas Co.	26,860,520
140,121	New Jersey Resources Corp.	7,741,685
134,596	ONE Gas, Inc.	10,463,493
186,794	UGI Corp. (b)	6,522,847
		60,024,838
	Independent Power and Renewable Electricity Producers — 2.6%
554,525	AES (The) Corp.	8,134,882
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
201,705	Clearway Energy, Inc., Class C (b)	$8,302,178
65,150	Vistra Corp. (b)	10,438,984
		26,876,044
	Machinery — 0.6%
4,199	Cummins, Inc.	2,715,199
40,000	Flowserve Corp. (b)	3,020,400
		5,735,599
	Multi-Utilities — 10.2%
49,432	Ameren Corp. (b)	5,337,173
146,212	Atco Ltd., Class I (CAD)	7,213,825
359,461	CenterPoint Energy, Inc. (b)	15,190,822
108,274	CMS Energy Corp.	7,857,444
179,354	Dominion Energy, Inc. (b)	12,005,957
75,799	DTE Energy Co. (b)	10,829,403
272,899	Public Service Enterprise Group, Inc. (b)	21,463,506
187,692	Sempra (b)	16,728,988
96,790	WEC Energy Group, Inc. (b)	10,748,530
		107,375,648
	Oil, Gas & Consumable Fuels — 27.2%
50,283	Cheniere Energy, Inc. (b)	11,306,635
141,456	Core Natural Resources, Inc. (b)	12,510,369
46,466	DT Midstream, Inc.	6,504,311
47,909	Enbridge, Inc. (b)	2,622,539
164,305	EOG Resources, Inc. (b)	21,915,001
188,374	EQT Corp. (b)	10,347,384
154,708	Exxon Mobil Corp. (b)	22,472,884
25,010	Gulfport Energy Corp. (c)	4,216,436
223,018	Keyera Corp. (CAD)	9,251,369
1,310,029	Kinder Morgan, Inc. (b)	40,715,701
358,009	ONEOK, Inc. (b)	30,051,275
30,248	Phillips 66	5,320,018
410,909	Range Resources Corp. (b)	16,004,906
299,478	Shell PLC, ADR (b)	25,192,089
216,764	SunocoCorp LLC	14,163,360
62,395	Targa Resources Corp. (b)	15,915,093
26,122	TC Energy Corp. (b)	1,740,248
29,979	TotalEnergies SE (b)	2,617,766
461,486	Williams (The) Cos., Inc. (b)	32,945,485
		285,812,869
	Professional Services — 1.1%
57,336	Jacobs Solutions, Inc. (b)	6,872,293
141,022	KBR, Inc.	4,928,719
		11,801,012
	Total Common Stocks	755,798,640
	(Cost $702,822,393)

See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 26.3%
	Chemicals — 0.7%
307,966	Westlake Chemical Partners, L.P.	$7,061,660
	Oil, Gas & Consumable Fuels — 25.6%
326,582	Alliance Resource Partners, L.P.	8,115,563
239,671	Cheniere Energy Partners, L.P.	14,157,366
3,601,627	Energy Transfer, L.P.	69,043,190
2,267,211	Enterprise Products Partners, L.P.	83,410,693
857,107	MPLX, L.P.	46,840,897
679,462	Plains All American Pipeline, L.P.	15,240,333
882,361	Plains GP Holdings, L.P., Class A (e)	21,485,490
88,536	Sunoco, L.P. (b)	5,749,528
414,667	TXO Partners, L.P.	5,274,564
		269,317,624
	Total Master Limited Partnerships	276,379,284
	(Cost $209,537,951)

Shares	Description	Value
MONEY MARKET FUNDS — 2.4%
25,337,229	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (f)	25,337,229
	(Cost $25,337,229)
	Total Investments — 100.5%	1,057,515,153
	(Cost $937,697,573)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(296)	Ameren Corp. (g)	$(3,195,912)	$115.00	06/18/26	(7,992)
(1,022)	American Electric Power Co., Inc.	(12,945,674)	135.00	06/18/26	(36,792)
(1,054)	Archrock, Inc.	(3,529,846)	40.00	06/18/26	(7,378)
(1,630)	Baker Hughes Co.	(10,412,440)	70.00	07/17/26	(260,800)
(2,854)	CenterPoint Energy, Inc. (g)	(12,061,004)	45.00	06/18/26	(37,102)
(331)	Cheniere Energy, Inc.	(7,442,866)	270.00	06/18/26	(14,895)
(1,295)	Clearway Energy, Inc.	(5,330,220)	40.00	08/21/26	(385,262)
(294)	Constellation Energy Corp.	(8,459,850)	340.00	06/18/26	(44,100)
(922)	Core Natural Resources, Inc. (g) (h)	(8,154,168)	125.00	06/18/26	(1,844)
(1,423)	Dominion Energy, Inc.	(9,525,562)	65.00	06/18/26	(372,826)
(606)	DTE Energy Co.	(8,657,922)	145.00	06/18/26	(109,080)
(798)	Duke Energy Corp.	(9,793,854)	135.00	06/18/26	(3,990)
(860)	Duke Energy Corp.	(10,554,780)	135.00	07/17/26	(25,800)
(380)	Enbridge, Inc.	(2,080,120)	55.00	07/17/26	(56,240)
(1,632)	Entergy Corp.	(17,796,960)	120.00	06/18/26	(24,480)
(120)	EOG Resources, Inc.	(1,600,560)	140.00	06/18/26	(21,600)
(784)	EOG Resources, Inc.	(10,456,992)	155.00	06/18/26	(21,952)
(1,506)	EQT Corp.	(8,272,458)	62.50	06/18/26	(13,554)
(1,228)	Exxon Mobil Corp.	(17,837,928)	155.00	07/17/26	(356,120)
(1,943)	FirstEnergy Corp.	(9,013,577)	47.00	07/17/26	(223,445)
(320)	Flowserve Corp.	(2,416,320)	70.00	07/17/26	(252,800)
(888)	Fluor Corp.	(4,063,488)	60.00	07/17/26	(44,400)
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(366)	Generac Holdings, Inc.	$(10,171,506)	$240.00	06/18/26	$(1,506,090)
(1,930)	Halliburton Co.	(7,498,050)	47.00	07/17/26	(48,250)
(458)	Jacobs Solutions, Inc.	(5,489,588)	120.00	06/18/26	(229,000)
(7,500)	Kinder Morgan, Inc.	(23,310,000)	35.00	06/18/26	(22,500)
(1,136)	NextEra Energy, Inc.	(9,884,336)	92.50	06/18/26	(43,168)
(2,858)	ONEOK, Inc.	(23,990,052)	90.00	06/18/26	(188,628)
(816)	PG&E Corp.	(1,333,344)	18.00	08/21/26	(45,288)
(791)	Public Service Enterprise Group, Inc.	(6,221,215)	85.00	06/18/26	(11,865)
(838)	Public Service Enterprise Group, Inc.	(6,590,870)	82.50	08/21/26	(159,220)
(3,047)	Range Resources Corp.	(11,868,065)	46.00	07/17/26	(91,410)
(1,501)	Sempra	(13,378,413)	95.00	06/18/26	(75,050)
(2,395)	Shell PLC	(20,146,740)	92.50	07/17/26	(161,663)
(1,671)	SLB, Ltd.	(9,115,305)	60.00	06/18/26	(50,130)
(1,777)	Southern Co./The	(16,357,285)	97.50	06/18/26	(35,540)
(749)	Sunoco L.P.	(4,864,006)	65.00	06/18/26	(117,593)
(550)	Targa Resources Corp.	(14,028,850)	260.00	06/18/26	(335,500)
(207)	TC Energy Corp.	(1,379,034)	65.00	07/17/26	(58,995)
(239)	TotalEnergies SE	(2,086,948)	97.50	06/18/26	(3,107)
(848)	UGI Corp.	(2,961,216)	40.00	07/17/26	(14,840)
(291)	Vistra Corp.	(4,662,693)	155.00	06/18/26	(305,550)
(230)	Vistra Corp.	(3,685,290)	180.00	06/18/26	(43,240)
(768)	WEC Energy Group, Inc.	(8,528,640)	120.00	07/17/26	(48,000)
(1,500)	Williams Cos., Inc./The	(10,708,500)	85.00	08/21/26	(75,000)
	Total Written Options				(5,992,079)
	(Premiums received $9,036,604)
	Net Other Assets and Liabilities — 0.1%				895,676
	Net Assets — 100.0%				$1,052,418,750

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of May 31, 2026.
(g)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
May 31, 2026, investments noted as such are valued at $(46,938) or (0.0)% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$755,798,640	$755,798,640	$—	$—
Master Limited Partnerships*	276,379,284	276,379,284	—	—
Money Market Funds	25,337,229	25,337,229	—	—
Total Investments	$1,057,515,153	$1,057,515,153	$—	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,992,079)	$(5,589,238)	$(400,997)	$(1,844)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$1,057,515,153
Foreign currency, at value	68
Receivables:
Income taxes	3,940,654
Dividends	2,020,271
Reclaims	435,912
Investment securities sold	145,175
Total Assets	1,064,057,233

LIABILITIES:
Options contracts written, at value	5,992,079
Payables:
Investment securities purchased	4,553,145
Investment advisory fees	1,010,603
Conversion expense	68,764
Other liabilities	13,892
Total Liabilities	11,638,483
NET ASSETS	$1,052,418,750

NET ASSETS consist of:
Paid-in capital	$890,872,118
Par value	481,856
Accumulated distributable earnings (loss)	161,064,776
NET ASSETS	$1,052,418,750
NET ASSET VALUE, per share	$21.84
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	48,185,552
Investments, at cost	$937,697,573
Foreign currency, at cost (proceeds)	$68
Premiums received on options contracts written	$9,036,604
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statement of Operations
For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$11,515,417
Foreign withholding tax	(208,328)
Total investment income	11,307,089

EXPENSES:
Investment advisory fees	5,613,270
Other expenses	17
Total expenses	5,613,287
NET INVESTMENT INCOME (LOSS)	5,693,802

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	56,185,347
In-kind redemptions	2,881,719
Written options contracts	10,631,127
Foreign currency transactions	(16,616)
Net realized gain (loss)	69,681,577
Net change in unrealized appreciation (depreciation) on:
Investments	25,737,538
Written options contracts	5,529,233
Foreign currency translation	1,309
Net change in unrealized appreciation (depreciation)	31,268,080
NET REALIZED AND UNREALIZED GAIN (LOSS)	100,949,657
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,643,459
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2026 (Unaudited)	Year Ended 11/30/2025
OPERATIONS:
Net investment income (loss)	$5,693,802	$10,504,652
Net realized gain (loss)	69,681,577	61,749,946
Net change in unrealized appreciation (depreciation)	31,268,080	(16,770,695)
Net increase (decrease) in net assets resulting from operations	106,643,459	55,483,903

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(35,789,164)	(81,167,037)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,005,951	108,954,291
Cost of shares redeemed	(12,416,349)	(120,617,186)
Net increase (decrease) in net assets resulting from shareholder transactions	13,589,602	(11,662,895)
Total increase (decrease) in net assets	84,443,897	(37,346,029)

NET ASSETS:
Beginning of period	967,974,853	1,005,320,882
End of period	$1,052,418,750	$967,974,853

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	47,585,552	48,185,552
Shares sold	1,200,000	5,400,000
Shares redeemed	(600,000)	(6,000,000)
Shares outstanding, end of period	48,185,552	47,585,552
See Notes to Financial Statements

FT Energy Income Partners Enhanced Income ETF (EIPI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2026 (Unaudited)	Year Ended November 30,
		2025	2024(a)	2023(a)	2022(a)	2021(a)
Net asset value, beginning of period	$20.34	$20.86	$17.57	$17.92	$14.63	$12.47
Income from investment operations:
Net investment income (loss)	0.12 (b)	0.22 (b)	0.31 (b)	(0.01) (b)	0.06	0.16
Net realized and unrealized gain (loss)	2.13	0.99	4.51	0.72	3.84	2.68
Total from investment operations	2.25	1.21	4.82	0.71	3.90	2.84
Distributions paid to shareholders from:
Net investment income	(0.75)	(0.19)	(0.44)	—	(0.17)	(0.18)
Net realized gain	—	(1.54)	(1.09)	(1.06)	(0.37)	—
Return of capital	—	—	—	—	(0.21)	(0.57)
Total distributions	(0.75)	(1.73)	(1.53)	(1.06)	(0.75)	(0.75)
Common Share repurchases	—	—	—	0.00 (c)	0.14	0.07
Net asset value, end of period	$21.84	$20.34	$20.86	$17.57	$17.92	$14.63
Total return (d)	11.15%	6.39%	29.00%	5.20%	29.10%	24.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,052,419	$967,975	$1,005,321	$275,227	$281,208	$243,865
Ratio of total expenses to average net assets	1.10% (e) (f)	1.13% (f) (g)	1.45% (h)	3.06%	2.03%	1.70%
Ratio of total expenses to average net assets excluding interest expense and fees on loans	1.10% (e) (f)	1.13% (f) (g)	1.19% (h)	1.47%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	1.12% (e) (f)	1.14% (f)	1.64% (h)	(0.09)%	0.36%	0.99%
Portfolio turnover rate (i)	74%	103%	114%	66%	60%	73%

Indebtedness:
Total Loans Outstanding (in 000’s)	$—	$—	$—	$70,300	$70,300	$62,800
Asset coverage per $1,000 indebtedness (j)	$—	$—	$—	$4,915	$5,000	$4,883

(a)	Results for periods prior to May 3, 2024 are for First Trust Energy Infrastructure Fund (“FIF”).
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to May 3, 2024, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of FIF.
The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total expense ratios would have been 1.10%.
(h)	Includes costs from FIF for the period December 1, 2023 to May 3, 2024. After FIF reorganized into the Fund, the Fund began charging an annual unitary management fee of 1.10%.
(i)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(j)	Calculated by subtracting the Fund’s total liabilities (not including the loans outstanding) from the Fund’s total assets, and dividing by the outstanding loans balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Energy Income Partners Enhanced Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “EIPI” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks a high level of total return with an emphasis on current distributions paid to shareholders. Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a portfolio of equity securities in the broader energy market (“Energy Companies”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of, and/or investments that provide exposure to, Energy Companies. Energy Companies include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICS utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support (collectively, “energy-related activities”). Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from energy-related activities, all of which are selected by Energy Income Partners, LLC, the Fund’s sub-advisor (“EIP” or the “Sub-Advisor”). These companies may include publicly-traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The Fund will rely to some extent on information provided by MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund’s portfolio.
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Options Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call (“options”) on all or a portion of the MLPs and common stocks held in the Fund’s portfolio as determined to be appropriate by EIP. The number of options the Fund can write (sell) is limited by the amount of MLPs and common stocks the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Fund’s Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss and is included in “Net realized gain (loss) on investments” on the Statement of Operations. If the price of the underlying equity security is less than the option’s strike price, the option will likely

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statement of Operations.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$78,492,825
Capital gains	2,674,212

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
Distributions paid from:
Return of capital	$—
As of November 30, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(1,479,954)
Accumulated capital and other gain (loss)	5,281,097
Net unrealized appreciation (depreciation)	86,409,338
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2024 and 2025 remain open to federal and state audit. As of May 31, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2025, the Fund had no capital loss carryforwards available for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2025, the Fund had no net late year ordinary or capital losses.
As of May 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$928,660,969	$135,048,095	$(12,185,990)	$122,862,105
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained EIP, an affiliate of First Trust, to serve as the Fund’s investment sub-advisor. In this capacity, EIP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise EIP and its management of the investment of the Fund’s assets and will pay EIP for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	1.10000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.07250%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.04500%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.01750%
Fund net assets greater than $10 billion	0.99000%
EIP receives a sub-advisory fee from First Trust equal to 50% of the unitary management fee paid to First Trust less the amount of Fund expenses owed by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to EIP will be reduced to reflect the reduction in the Advisor’s management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $754,806,850 and $776,011,450, respectively.

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $25,475,564 and $12,217,760, respectively.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at May 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$5,992,079
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended May 31, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$10,631,127
Net change in unrealized appreciation (depreciation) on written options contracts	5,529,233
During the six months ended May 31, 2026, the premiums for written options contracts opened were $23,083,967 and the premiums for written options contracts closed, exercised and expired were $20,241,576.
The Fund does not have the right to offset financial assets and financial liabilities related to options contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number

Notes to Financial Statements (Continued)
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)
of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 31, 2027.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
FT Energy Income Partners Enhanced Income ETF (EIPI)
May 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended May 31, 2026

First Trust Exchange-Traded Fund VIII

FT Confluence BDC & Specialty Finance Income ETF (FBDC)

FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Semi-Annual Financial Statements and Other Information
May 31, 2026
Performance and Risk Disclosure
There is no assurance that FT Confluence BDC & Specialty Finance Income ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — BUSINESS DEVELOPMENT COMPANIES — 98.4%
	Capital Markets — 98.4%
191,235	Ares Capital Corp.	$3,631,553
69,543	Bain Capital Specialty Finance, Inc.	925,617
201,684	Barings BDC, Inc.	1,746,583
116,726	Blackstone Secured Lending Fund	2,769,908
201,437	Blue Owl Capital Corp.	2,268,181
67,014	Capital Southwest Corp.	1,556,065
22,000	Gladstone Investment Corp.	347,600
250,338	Golub Capital BDC, Inc.	3,294,448
229,506	Hercules Capital, Inc.	3,545,868
49,889	Kayne Anderson BDC, Inc.	737,858
77,208	Main Street Capital Corp.	3,953,822
97,370	MidCap Financial Investment Corp.	1,059,386
48,658	Morgan Stanley Direct Lending Fund	750,306
27,167	MSC Income Fund, Inc.	331,981
196,789	New Mountain Finance Corp.	1,574,312
52,154	Nuveen Churchill Direct Lending Corp.	681,131
62,599	Oaktree Specialty Lending Corp.	748,684
157,855	Sixth Street Specialty Lending, Inc.	2,719,842
42,438	SLR Investment Corp.	555,089
33,382	Trinity Capital, Inc.	562,820
	Total Common Stocks — Business Development Companies	33,761,054
	(Cost $37,221,019)
MONEY MARKET FUNDS — 1.7%
568,372	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	568,372
	(Cost $568,372)

	Total Investments — 100.1%	34,329,426
	(Cost $37,789,391)
	Net Other Assets and Liabilities — (0.1)%	(26,644)
	Net Assets — 100.0%	$34,302,782

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks — Business Development Companies*	$33,761,054	$33,761,054	$—	$—
Money Market Funds	568,372	568,372	—	—
Total Investments	$34,329,426	$34,329,426	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$34,329,426
Dividends receivable	2,204
Total Assets	34,331,630

LIABILITIES:
Payables:
Investment advisory fees	27,972
Conversion expense	876
Total Liabilities	28,848
NET ASSETS	$34,302,782

NET ASSETS consist of:
Paid-in capital	$96,586,124
Par value	20,135
Accumulated distributable earnings (loss)	(62,303,477)
NET ASSETS	$34,302,782
NET ASSET VALUE, per share	$17.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,013,500
Investments, at cost	$37,789,391
See Notes to Financial Statements

FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Statement of Operations
For the Six Months Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,057,353
Total investment income	2,057,353

EXPENSES:
Investment advisory fees	171,417
Total expenses	171,417
NET INVESTMENT INCOME (LOSS)	1,885,936

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,517,653)
In-kind redemptions	70,906
Net realized gain (loss)	(2,446,747)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,299,006)
Foreign currency translation	1
Net change in unrealized appreciation (depreciation)	(2,299,005)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,745,752)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,859,816)
See Notes to Financial Statements

FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Statements of Changes in Net Assets

	Six Months Ended 5/31/2026 (Unaudited)	Year Ended 11/30/2025 (a)
OPERATIONS:
Net investment income (loss)	$1,885,936	$4,539,086
Net realized gain (loss)	(2,446,747)	1,375,564
Net change in unrealized appreciation (depreciation)	(2,299,005)	(6,664,517)
Net increase (decrease) in net assets resulting from operations	(2,859,816)	(749,867)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,087,925)	(4,759,584)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,820,390	949,723
Cost of shares redeemed	(1,842,148)	(19,148,834)
Net increase (decrease) in net assets resulting from shareholder transactions	(21,758)	(18,199,111)
Total increase (decrease) in net assets	(4,969,499)	(23,708,562)

NET ASSETS:
Beginning of period	39,272,281	62,980,843
End of period	$34,302,782	$39,272,281

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,013,500	2,873,518
Shares sold	100,000	50,000
Shares redeemed	(100,000)	(910,018)
Shares outstanding, end of period	2,013,500	2,013,500

(a)	Results for periods prior to June 30, 2025 are for First Trust Specialty Finance and Financial Opportunities Fund. See Note 4 in the Notes to Financial Statements.
See Notes to Financial Statements

FT Confluence BDC & Specialty Finance Income ETF (FBDC)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 5/31/2026 (Unaudited)	Year Ended November 30,
		2025(a) (b)	2024(a) (b)	2023(a) (b)	2022(a) (b)	2021(a) (b)
Net asset value, beginning of period	$19.50	$21.90	$19.70	$18.65	$21.65	$17.20
Income from investment operations:
Net investment income (loss)	0.95 (c)	1.76 (c)	2.00 (c)	1.75 (c)	1.30	1.30
Net realized and unrealized gain (loss)	(2.36)	(2.28)	2.05	0.95	(2.65)	4.80
Total from investment operations	(1.41)	(0.52)	4.05	2.70	(1.35)	6.10
Distributions paid to shareholders from:
Net investment income	(1.05)	(1.88)	(1.85)	(1.65)	(1.40)	(1.50)
Return of capital	—	—	—	—	(0.25)	(0.15)
Total distributions	(1.05)	(1.88)	(1.85)	(1.65)	(1.65)	(1.65)
Net asset value, end of period	$17.04	$19.50	$21.90	$19.70	$18.65	$21.65
Total return (d)	(7.34)%	(2.61)%	22.34%	16.69%	(5.60)%	36.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,303	$39,272	$62,981	$56,553	$53,604	$62,197
Ratio of total expenses to average net assets	0.95% (e) (f)	2.25% (f) (g)	2.62%	2.71%	2.02%	1.78%
Ratio of total expenses to average net assets excluding interest expense	0.95% (e) (f)	1.77% (f) (g)	1.59%	1.59%	1.53%	1.49%
Ratio of net investment income (loss) to average net assets	10.45% (e) (f)	8.34% (f) (g)	9.36%	9.40%	6.44%	6.35%
Portfolio turnover rate (h)	5%	28%	27%	16%	5%	8%

Indebtedness:
Total Loan Outstanding (in 000’s)	$—	$—	$8,600	$8,600	$8,600	$8,600
Asset coverage per $1,000 indebtedness	$—	$—	$8,323 (i)	$7,576 (i)	$7,233 (i)	$8,232 (i)

(a)
All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-5 reverse share split on August 4, 2025. The net asset values reported on November 30, 2024, 2023, 2022 and 2021 prior to the reverse share split restatement were $4.38, $3.94, $3.73 and
$4.33, respectively.

(b)	Results for periods prior to June 30, 2025 are for First Trust Specialty Finance and Financial Opportunities Fund (“FGB”). See Note 4 in the Notes to Financial Statements.
(c)	Based on average shares outstanding.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to June 30, 2025, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of
FGB. See Note 4 in the Notes to Financial Statements. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)
Includes costs from FGB for the period December 1, 2024 to June 30, 2025. After FGB reorganized into the Fund, the Fund began charging an annual unitary management fee of 0.95%. See Note 4 in the Notes to Financial Statements.

(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(i)	Calculated by subtracting the Fund’s total liabilities (not including the loan outstanding) from the Fund’s total assets, and dividing by the outstanding loan balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Confluence BDC & Specialty Finance Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FBDC” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of securities of business development companies (“BDCs”) and other specialty finance companies that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes offer attractive opportunities for income and capital appreciation.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially

Notes to Financial Statements (Continued)
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)
affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2026, is included with the Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
The Fund holds shares of business development companies (“BDCs”). The Fund records the character of distributions received from the BDCs during the year based on estimates available. The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended November 30, 2025 was as follows:

Distributions paid from:*
Ordinary income	$6,196,343
Capital gains	—
Return of capital	—

*	Results for periods prior to June 30, 2025 are for First Trust Specialty Finance and Financial Opportunities Fund. See Note 4.
As of November 30, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(56,194,776)
Net unrealized appreciation (depreciation)	(1,160,960)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of May 31, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At November 30, 2025, for federal income tax purposes, the Fund had $56,194,776 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Financial Statements (Continued)
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended November 30, 2025, the Fund had no net late year ordinary or capital losses.
As of May 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$37,789,391	$2,872,518	$(6,332,483)	$(3,459,965)
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained Confluence, an affiliate of First Trust, to serve as the Fund’s investment sub-advisor. In this capacity, Confluence is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Confluence and its management of the investment of the Fund’s assets and will pay Confluence for its services as the Fund’s sub-advisor. First Trust will also be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
Confluence receives a sub-advisory fee from First Trust equal to 50% of the unitary management fee paid to First Trust less the amount of Fund expenses owed by the Sub-Advisor. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the

Notes to Financial Statements (Continued)
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)
investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Confluence will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Reorganization
On September 9, 2024, the Board of Trustees of FGB, a closed-end management investment company, managed by First Trust and sub-advised by Confluence, approved a reorganization into FBDC, an actively managed exchange-traded fund managed by First Trust and sub-advised by Confluence. The reorganization was completed on June 30, 2025.
Under the terms of the reorganization, which was tax-free, the assets of FGB were transferred to, and the liabilities of FGB were assumed by, FBDC. The shareholders of FGB received shares of FBDC with a value equal to the aggregate net asset value of the shares of FGB held by them.
5. Reverse Share Split
On July 22, 2025, the Trust’s Board of Trustees approved a one-for-five reverse share split, whereby every five outstanding shares of FBDC as of the close of business on August 3, 2025 automatically converted to one share as of the opening of business on August 4, 2025. In addition, at the opening of business on August 4, 2025, FBDC’s shares no longer traded under the CUSIP number 33740F110, and instead began trading under the new CUSIP number 33744U303. For the fiscal year ended November 30, 2025, all share transactions on the Statements of Changes in Net Assets, and all prior years’ per share data on the Financial Highlights have been adjusted to reflect the reverse share split. For the fiscal year ended November 30, 2025, the share transactions on the Statements of Changes in Net Assets reflect the actual transactions, including the impact of the reverse share split. The reverse share split had no impact on the overall value of a shareholder’s investment in FBDC.
6. Purchases and Sales of Securities
For the six months ended May 31, 2026, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $1,726,829 and $2,363,908, respectively.
For the six months ended May 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales were $1,780,496 and $1,824,119, respectively.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other

Notes to Financial Statements (Continued)
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)
assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before June 23, 2027.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
FT Confluence BDC & Specialty Finance Income ETF (FBDC)
May 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended May 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended May 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 10, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 10, 2026

* Print the name and title of each signing officer under his or her signature.